Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	Smith Micro Software, Inc.
Entity Central Index Key	0000948708
Entity Emerging Growth Company	false
Entity File Number	001-35525
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0029027
Entity Address, Address Line One	5800 Corporate Drive
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15237
City Area Code	412
Local Phone Number	837-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SMSI
Security Exchange Name	NASDAQ